Accrued Liabilities and Other Payables (Details) - Schedule of Accounts Payable and Accrued Liabilities - Nukkleus Inc.[Member] - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Accrued Liabilities and Other Payables (Details) - Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Directors’ compensation	$ 237,205	$ 170,538
Unearned revenue	203,222	49,001
Professional fees	170,058	125,697
Accounts payable	51,712	54,831
Others	29,133	29,655
Total	$ 691,330	$ 429,722